Investment Securities (Schedule Of Investment Securities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities	$ 2,022.1	$ 1,130.5
Total investment securities	2,953.8	1,550.3
Debt Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities	2,007.8	1,116.5
Held-to-maturity securities	300.1	352.3
Total investment securities	339.7
Equity Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale securities	14.3	14.0
Equity fund holdings and shares issued by customres during loan work out situations	28.4	52.3
Non-marketable Investments [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Total investment securities	291.9	67.5
FRB and FHLB Securities [Member] | Equity Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Held-to-maturity securities	$ 263.5	$ 15.2
Minimum [Member] | Equity Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Percentage of non-marketable equity method ownership interets	3.00%	3.00%